Borrowings - Additional Information (Detail) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Long Term And Short Term Debt [Line Items]
Total long-term debt outstanding at a fixed rate	$ 16,800,000
Total long-term debt outstanding at a variable rate	48,700,000
Capital lease	200,000
Total borrowings	284,900,000	161,600,000
Short-term borrowings	265,000,000
Long-term borrowings	19,900,000	21,600,000	33,900,000
Maximum borrowing capacity		1,500,000,000
Federal Home Loan Bank Advances [Member]
Long Term And Short Term Debt [Line Items]
Maximum borrowing capacity	1,600,000,000
Remaining borrowing capacity	$ 1,300,000,000